Shareholders' equity - Treasury shares (Details) - shares	Feb. 04, 2025	Jun. 30, 2025	Dec. 31, 2024
Treasury shares
Shareholders' equity
Number of shares cancelled	127,622,460
TotalEnergies SE
Shareholders' equity
Number of treasury shares		77,953,973	149,529,818
Percentage of share capital represented by treasury shares		3.42%	6.24%